Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	66 Months Ended	101 Months Ended	120 Months Ended	126 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
DSS AmericaFirst Alpha Trends Factor Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	10.39%		7.49%
DSS AmericaFirst Alpha Trends Factor Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	1.45%	10.12%		7.07%
DSS AmericaFirst Alpha Trends Factor Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.20%	11.82%		8.58%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.39%	4.26%			2.56%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%	4.28%			2.34%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%	6.48%			4.20%
DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.84%)	5.44%			0.84%
DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.11%)	5.16%			0.47%
DSS AmericaFirst Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	7.13%			2.08%
Without Sales Load [Member] | DSS AmericaFirst Alpha Trends Factor Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	10.68%	11.53%	8.15%
Without Sales Load [Member] | DSS AmericaFirst Alpha Trends Factor Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%			7.40%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	5.33%			3.09%
Without Sales Load [Member] | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	13.48%	4.81%			2.60%
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.25%	6.31%			1.29%
Without Sales Load [Member] | DSS AmericaFirst Income Fund Class U
Average Annual Return [Line Items]
Average Annual Return, Percent	1.93%		5.60%			0.67%
S P Alpha Trend A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%		14.59%
Lipper Multi A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	14.85%		12.62%
S P Alpha Trend U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%		14.59%
Lipper Multi U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	14.85%		12.62%
S P Alpha Trend I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%		14.59%
Lipper Multi I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	14.85%		12.62%
S P Risk On Off A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Lipper Absolute A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	5.35%			3.13%
S P Risk On Off U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Lipper Absolute U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	5.35%			3.13%
S P Risk On Off I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Lipper Absolute I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	5.35%			3.13%
S P Income A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Bloomberg A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)			1.76%
Lipper Flex A [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	8.58%			7.05%
S P Income U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Bloomberg U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)			1.76%
Lipper Flex U [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	8.58%			7.05%
S P Income I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%			13.63%
Bloomberg I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)			1.76%
Lipper Flex I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	8.58%			7.05%